Trade and Other Receivables	12 Months Ended
Dec. 31, 2024
Disclosure Of Trade And Other Receivables [Abstract]
Trade and Other Receivables	20 Trade and Other Receivables

	2024	2023
	$m	$m
Amounts due from exchanges, clearing houses and other counterparties	3,215.5	2,344.2
Amounts receivable from clients	2,838.6	1,728.0
Trade debtors	785.8	300.1
Default funds and deposits	474.1	259.4
Loans receivable	89.8	8.1
Other tax and social security taxes	12.3	10.8
Other debtors	104.5	119.0
Prepayments	32.6	20.2
	7,553.2	4,789.8
Included in amounts receivable from clients and amounts due from exchanges, clearing houses and other counterparties are segregated balances of $1,833.7m (2023: $1,699.5m) and non-segregated balances of $4,220.4m (2023: $2,372.7m).
Other debtors includes amounts related to sign-on bonuses of $41.5m (2023: $39.5m).
The Group recognises lifetime ECL allowance for trade debtors of $1.1m as at 31 December 2024
(2023: $1.1m) using a provision matrix under the simplified approach. Further to this, the Group has recorded within amounts due from exchanges, clearing houses and other counterparties, an ECL allowance of $15.2m as at 31 December 2024 (2023: $19.6m), based on individual assessment, to reflect the credit losses associated with certain counterparties. The Directors consider that the carrying amounts of trade and other receivables are not materially different to their fair value.
(a) Ageing of trade debtors and other receivables
The provision matrix for trade debtors is as follows.

2024	Current	Less than 30 days	31 to 60 days	61 to 90 days	91 to 120 days	More than 120 days	Total
Expected credit loss rate	0.14%	0.14%	0.14%	0.14%	0.14%	0.14%
Trade debtors $m	716.8	24.3	11.4	7.5	4.1	20.6	784.7
Trade debtors lifetime ECL $m	1.0	0.1	—	—	—	—	1.1

2023	Current	Less than 30 days	31 to 60 days	61 to 90 days	91 to 120 days	More than 120 days	Total
Expected credit loss rate	0.33%	0.33%	0.33%	0.33%	0.33%	0.33%
Trade debtors $m	135.2	120.8	22.7	5.2	3.1	12.0	299.0
Trade debtors lifetime ECL $m	0.9	0.2	—	—	—	—	1.1
Below we present the ageing of the Group’s other receivables different from trade debtors, excluding other tax and social security taxes and prepayments.

2024 ($m)	Current	Less than 30 days	31 to 60 days	61 to 90 days	91 to 120 days	More than 120 days	Total
Amounts due from exchanges, clearing houses and other counterparties	3,200.9	12.0	0.1	0.1	1.5	0.9	3,215.5
Amounts receivable from clients	2,825.7	4.2	2.9	1.5	2.1	2.2	2,838.6
Default funds and deposits	474.1	—	—	—	—	—	474.1
Loans receivable	89.7	—	—	—	—	0.1	89.8
Other debtors	103.7	0.1	—	0.1	—	0.6	104.5
							6,722.5
Corresponding allowance for loan losses ECL							13.8

2023 ($m)	Current	Less than 30 days	31 to 60 days	61 to 90 days	91 to 120 days	More than 120 days	Total
Amounts due from exchanges, clearing houses and other counterparties	2,329.5	0.1	0.2	0.1	—	14.3	2,344.2
Amounts receivable from clients	1,716.7	6.1	2.5	1.3	—	1.4	1,728.0
Default funds and deposits	259.4	—	—	—	—	—	259.4
Loans receivable	1.2	2.7	0.1	0.9	1.6	1.6	8.1
Other debtors	85.6	0.2	2.1	0.4	—	30.7	119.0
							4,458.7
Corresponding allowance for loan losses ECL							19.6
(b) Reconciliation of the movement in impairment allowance

	2024	2023
	$m	$m
At 1 January	20.9	14.3
Bad debts written off	(4.5)	(0.5)
Released to the income statement	(3.2)	(2.0)
Charged to the income statement	1.5	9.1
Other balance sheet movements	0.5	—
At 31 December	15.2	20.9
The impairment allowance of $15.2m (2023: $20.9m) in the table above includes $0.3m (2023:
$0.2m) ECL for cash and cash equivalents.